Long-Term Debt - Total Debt (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument
Total long-term debt	$ 478,909	$ 475,750
Less: Deferred loan issuance costs	5,678	6,635
Less: Loan associated with vessel held for sale	0	14,781
Total long-term debt, net	473,231	454,334
Less: Current portion of long-term debt	54,535	52,057
Add: Current portion of deferred loan issuance costs	1,433	1,543
Long-term debt, net	420,129	403,820
(i) Issued In September 2017 maturing in October 2023 (the "2017 credit facility)
Debt Instrument
Total long-term debt	$ 419,201	460,000
Margin	3.25%
(ii) Assumed in October 2016 maturing in November 2022 (the “2015 credit facility”, the “Amor Tranche”)
Debt Instrument
Total long-term debt	$ 15,750	15,750
Margin	2.50%
(iii) Assumed in January 2018 maturing in January 2024 (the “Aristaios credit facility”)
Debt Instrument
Total long-term debt	$ 28,333	0
Margin	2.85%
(iv) Assumed in May 2018 maturing in June 2023 (the “2015 credit facility ” the “Anikitos Tranche”)
Debt Instrument
Total long-term debt	$ 15,625	$ 0
Margin	2.50%